Accounts Receivable - Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 52,325	¥ 64,184
Within 1 year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	51,641	63,392
Between 1 and 2 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	374	419
Between 2 and 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	209	267
Over 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 101	¥ 106